Debt (Details) - FaZe Clan Inc. [Member] - USD ($) $ in Millions		1 Months Ended				3 Months Ended	4 Months Ended	9 Months Ended	12 Months Ended
	May 01, 2020	Dec. 31, 2020	May 31, 2020	Dec. 31, 2019	Oct. 31, 2019	Aug. 31, 2021	Jun. 30, 2020	Sep. 30, 2021	Dec. 31, 2019	Sep. 30, 2020
Debt (Details) [Line Items]
Investors total		$ 30.0
Payment proceeds							$ 2.5
Common stock value issued
Convertible shares (in Shares)								3,237,800		3,237,800
Conversion price, per share				22.0					22.0
2021 Cox Convertible Promissory Notes [Member]
Debt (Details) [Line Items]
Convertible promissory notes						$ 10.0
Equity securities percentage						50.00%
Gross proceeds						$ 15.0
Aggregate principal amount						$ 5.0
Purchase of additional units								$ 5.0
Outstanding debt								250.0
Number of shares outstanding								$ 25.0
Interest accrued, percentage								10.00%
2021 Convertible Promissory Note [Member]
Debt (Details) [Line Items]
Interest accrued, percentage						4.00%
Promissory notes						$ 0.7
Conversion price, percentage						90.00%
Enterprise value						$ 250.0
Two Zero Two Zero Secured Convertible Note Purchase Agreement and Secured Convertible Promissory Note [Member]
Debt (Details) [Line Items]
Equity securities percentage		50.00%
Gross proceeds		$ 15.0
Purchase of additional units		36.7
Secured convertible promissory notes		66.7
Investors total		55.0
Gross proceeds		15.0
Conversion price		$ 250.0
Bear interest rate		10.00%
Purchase agreement description		• Up to $10.0 million within 45 days following closing of the Purchase Agreement.• Up to $20.0 million within one year following closing of the Purchase Agreement.• Up to $6.7 million within 18 months following closing of the Purchase Agreement.The purchaser’s right to purchase up to $6.7 million of additional Notes within 18 months is only available in the event the option to purchase $10.0 million of additional Notes is exercised within 45 days of the closing of the Purchase Agreement. Refer to Note 16, Subsequent Events, below.
Two Zero Two Zero Convertible Promissory Notes [Member]
Debt (Details) [Line Items]
Promissory notes		$ 2.5
Conversion price, percentage							90.00%
Enterprise value							$ 250.0
Bear interest rate							4.00%
Payment proceeds							$ 1.0
Preferred stock amount							0.5
Two Zero Two Zero Paycheck Protection Program Loan (“PPP Loan”) [Member]
Debt (Details) [Line Items]
Bear interest rate	1.00%
Business administration principal amount	$ 1.1
Monthly installments	10 months
Initial disbursement	2 years
Loan matures	2 years
Two Zero One Nine Term Loan Facility (“Term Loan”) [Member]
Debt (Details) [Line Items]
Number of shares outstanding					$ 220.0
Interest accrued, percentage					4.05%
Loan matures					24 years
Common stock value issued					$ 0.1
Two Zero One Nine Convertible Promissory Notes [Member]
Debt (Details) [Line Items]
Promissory notes				$ 22.0					$ 22.0
Conversion price, percentage									90.00%
Bear interest rate				4.00%					4.00%
Payment proceeds		5.0							$ 140.0
Conversion price, per share				$ 4.0					4.0
Expense				$ 1.7
Two Zero Two Zero Paycheck Protection Program Loan (“PPP Loan”) [Member]
Debt (Details) [Line Items]
Bear interest rate			1.00%
Business administration principal amount			$ 1.1
Monthly installments			10 months
Initial disbursement			2 years
Loan matures			2 years
CPH Noteholders [Member] | Two Zero Two Zero Secured Convertible Note Purchase Agreement and Secured Convertible Promissory Note [Member]
Debt (Details) [Line Items]
Secured convertible promissory notes		$ 91.7
Bridging Financing Inc [Member] | Two Zero One Nine Term Loan Facility (“Term Loan”) [Member]
Debt (Details) [Line Items]
Loan amount					$ 30.0
“Preferred Stock Financing” [Member] | Two Zero Two Zero Convertible Promissory Notes [Member]
Debt (Details) [Line Items]
Payment proceeds							$ 1.0
“Preferred Stock Financing” [Member] | Two Zero One Nine Convertible Promissory Notes [Member]
Debt (Details) [Line Items]
Payment proceeds									$ 140.0
Series A Preferred Stock [Member] | Two Zero One Nine Convertible Promissory Notes [Member]
Debt (Details) [Line Items]
Convertible shares (in Shares)				2,512,069					2,512,069